FINANCING RECEIVABLES, NET - Activities in the provision for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Financing Receivable, Provision for credit losses
Beginning balance	¥ (139,427)		¥ (131,762)
(Provisions) Reversals	7,573	$ 1,067	(18,658)	¥ (124,335)
Write-offs	9,372		10,993	119,892
Ending balance	(122,482)		(139,427)	(131,762)
Adjusted balance after adjustment for change in accounting standard
Financing Receivable, Provision for credit losses
Beginning balance	¥ (139,427)		(131,762)	(127,319)
Ending balance			¥ (139,427)	¥ (131,762)